DETAIL OF SIGNIFICANT STATEMENT OF FINANCIAL POSITION AND STATEMENT OF COMPREHENSIVE INCOME CAPTIONS, Payroll and Social Security Taxes Payable (Details) - ARS ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current [Abstract]
Vacation benefit payable	$ 1,296,356	$ 1,186,142
Annual bonus payable	857,151	896,347
Social security taxes payable	471,945	685,123
UT	4,377	6,957
Total	2,629,829	2,774,569
Non Current [Abstract]
Vacation benefit payable	0	0
Annual bonus payable	0	0
Social security taxes payable	0	0
Total	$ 0	$ 0